COMMITMENTS AND CONTINGENCIES (Details Narrative) - 1 months ended Jul. 31, 2024	USD ($)	CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Legal fees	$ 24,649	¥ 172,980